Schedule of Investments August 31, 2020 (unaudited)

Tortoise MLP & Energy Income Fund

	Principal Amount/Shares	Fair Value
Common Stock - 43.3% (1)
Britain Power - 1.5% (1)
Atlantica Yield plc	198,075	$5,948,192
Canadian Crude Oil Pipelines - 4.3% (1)
Enbridge Inc.	518,184	16,592,252
Canadian Natural Gas Pipelines - 4.5% (1)
TC Energy Corporation	369,174	17,225,659
United States Crude Oil Pipelines - 3.2% (1)
Plains GP Holdings L.P.	1,661,465	12,145,309
United States Diversified Infrastructure - 6.6% (1)
Clearway Energy, Inc.	283,755	7,238,590
NextEra Energy Partners LP	298,521	18,006,787
		25,245,377
United States Gathering and Processing - 4.3% (1)
Equitrans Midstream Corporation	1,291,021	13,271,696
Targa Resources Corp.	197,264	3,355,460
		16,627,156
United States Natural Gas Pipelines - 15.8% (1)
Cheniere Energy, Inc. (2)	281,154	14,634,066
Kinder Morgan, Inc.	734,808	10,155,046
ONEOK, Inc.	501,888	13,791,882
The Williams Companies, Inc.	1,047,280	21,741,533
		60,322,527
United States Other - 3.1% (1)
New Fortress Energy, Inc.	437,158	11,702,720

Total Common Stock
(Cost $199,444,856)		165,809,192

Corporate Bonds - 31.1%(1)
Canadian Natural Gas Pipelines - 2.6%(1)
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (3)	10,500,000	9,829,523
Marshall Island Marine Transportation - 3.3%(1)
Teekay Corporation
9.250%, 11/15/2022 (3)	3,875,000	3,849,870
Teekay Offshore Partners LP / Teekay Offshore Finance Corp.
8.500%, 07/15/2023 (3)	10,050,000	8,842,945
		12,692,815
United States Gathering and Processing - 11.7%(1)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/2027 (3)	2,600,000	2,328,703
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.125%, 11/15/2022 (3)	11,325,000	11,293,573
EnLink Midstream, LLC
5.375%, 06/01/2029	4,255,000	3,763,441
EnLink Midstream Partners, LP
4.850%, 07/15/2026	10,700,000	9,429,375
Hess Midstream Operations LP
5.625%, 02/15/2026 (3)	7,750,000	8,081,080
5.125%, 06/15/2028 (3)	3,875,000	3,987,607
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.500%, 07/15/2027	5,275,000	5,710,188
		44,593,967
United States Natural Gas Pipelines - 5.6%(1)
NGPL Pipeco LLC
7.768%, 12/15/2037 (3)	8,700,000	10,624,367
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000%, 03/01/2027 (3)	4,050,000	3,796,875
5.500%, 01/15/2028 (3)	7,575,000	6,953,131
		21,374,373
United States Oil & Gas Production - 2.1%(1)
Antero Resources Corp.
5.375%, 11/01/2021	4,150,000	4,035,875
Montage Resources Corp.
8.875%, 07/15/2023	4,150,000	4,256,302
		8,292,177
United States Oil Field Services - 2.0%(1)
Archrock Partners LP / Archrock Partners Finance Corp.
6.875%, 04/01/2027 (3)	7,275,000	7,514,384
United States Other - 1.6%(1)
New Fortress Energy, Inc.
6.750%, 09/15/2025 (3)	6,150,000	6,255,780
United States Refining - 2.2%(1)
PBF Holding Co. LLC / PBF Finance Corp.
7.250%, 06/15/2025	8,725,000	8,307,029
Total Corporate Bonds
(Cost $122,304,161)		118,860,048

Master Limited Partnerships - 22.3% (1)
United States Natural Gas Pipelines - 10.3% (1)
DCP Midstream, LP	579,029	7,336,297
Energy Transfer LP	2,411,211	15,479,975
Enterprise Products Partners, L.P.	945,510	16,603,156
		39,419,428
United States Refined Product Pipelines - 12.0% (1)
Magellan Midstream Partners, L.P.	396,255	15,061,653
MPLX LP	983,653	17,971,340
Phillips 66 Partners LP	473,285	12,740,832
		45,773,825
Total Master Limited Partnerships
(Cost $85,578,741)		85,193,253

Convertible Preferred Stock - 1.0% (1)
United States Power - 1.0% (1)
CenterPoint Energy, Inc.
Total Convertible Preferred Stock
(Cost $3,969,580)	100,390	3,769,645

Short-Term Investment - 2.4% (1)
United States Investment Company - 2.4% (1)
First American Government Obligations Fund, Class X, 0.07% (4)
(Cost $9,218,820)	9,218,820	9,218,820

Total Investments - 100.1% (1)
(Cost $420,516,158)		382,850,958
Liabilities in Excess of Other Assets, Net - (0.1)%(1)		(418,119)
Total Net Assets - 100.0%(1)		$382,432,839

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of August 31, 2020, the value of this investment was $83,357,838 or 21.8% of total net assets.

(4)	Rate indicated is the current yield as of August 31, 2020.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stock	$165,809,192	$-	$-	$165,809,192
Convertible Preferred Stock	3,769,645	-	-	3,769,645
Corporate Bonds	-	118,860,048	-	118,860,048
Master Limited Partnerships	85,193,253	-	-	85,193,253
Short-Term Investment	9,218,820	-	-	9,218,820
Total Investments	$263,990,910	$118,860,048	$-	$382,850,958

Refer to the Fund's Schedule of Investments for additional industry information.